Business Combination (Details) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 09, 2021	Sep. 30, 2021	Dec. 31, 2020
Stock issued during period value new issues			$ (14,682,000)
Common stock, shares reallocated to the senior secured note holders from Old Clarus's equity holders		405,000
Business Combination [Member]
Conversion of Senior Secured Note principal and royalty rights for common stock		1,905,000
Business acquisation equity issuance costs and other costs	$ 8,400
Stock issued during period, Shares, Conversion of convertible securities		8,529,846
Business Combination [Member] | Reverse Recapitalization Event [Member]
Common Stock Shares allocated to Senior Secured Noteholders pursuant to the Share Allocation agreement		405,000
Common stock, shares reallocated to the senior secured note holders from Old Clarus's equity holders		270,000
Reverse Recapitalization [Member]
Conversion of Senior Secured Note principal and royalty rights for common stock	1,500,000
Reverse Recapitalization [Member] | Business Combination [Member]
Aggregate consideration issued or reserved for issuance at merger close	17,886,349
Conversion of Senior Secured Note principal and royalty rights for common stock	1,905,000	135,000
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 18,600
Private Placement [Member] | Reverse Recapitalization [Member] | Business Combination [Member]
Stock issued during period shares new issues	2,549,939
Exercise price	$ 10.00
Stock issued during period value new issues	$ 25,000.0
Series D Preferred Stock [Member] | Business Combination [Member] | Reverse Recapitalization Event [Member]
Conversion stock, shares issued (in Shares)	4,901,564
Stock issued during period, Shares, Conversion of convertible securities	8,529,846